Fees Summary	Dec. 31, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 54,673,260
Previously Paid Amount	0
Total Fee Amount	8,371
Total Offset Amount	0
Net Fee	$ 8,371